Segmented information (Schedule of segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue from external customers	$ 2,021.2	$ 1,690.0
Cost of sales
Mine operating costs	1,040.8	905.8
Depreciation and amortization	426.6	391.7
Gross profit	553.8	392.5
Selling and administrative expenses	57.0	39.2
Exploration expenses	42.6	29.3
Other expenses (income)	57.4	38.3
Re-evaluation adjustment - environmental provision	(3.5)	(11.4)
Results from operating activities	400.3	297.1
Net interest expense on long term debt	69.8	76.2
Accretion on streaming arrangements	24.2	26.3
Change in fair value of financial instruments	16.6	14.0
Other net finance costs	38.1	28.8
Income before tax	251.6	151.8
Tax expense	183.8	82.3
Net income for the year	67.8	69.5
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	1,049.7	1,040.3
Cost of sales
Mine operating costs	517.4	494.5
Depreciation and amortization	270.3	275.7
Gross profit	262.0	270.1
Selling and administrative expenses	0.0	0.0
Exploration expenses	16.5	15.2
Other expenses (income)	15.7	17.4
Re-evaluation adjustment - environmental provision	0.0	0.0
Results from operating activities	229.8	237.5
Manitoba [Member]
Disclosure of operating segments [line items]
Revenue from external customers	697.4	484.3
Cost of sales
Mine operating costs	312.6	286.4
Depreciation and amortization	106.2	104.3
Gross profit	278.6	93.6
Selling and administrative expenses	0.0	0.0
Exploration expenses	24.4	8.2
Other expenses (income)	15.8	18.0
Re-evaluation adjustment - environmental provision	(3.5)	(13.8)
Results from operating activities	241.9	81.2
British Columbia [Member]
Disclosure of operating segments [line items]
Revenue from external customers	274.1	165.4
Cost of sales
Mine operating costs	210.8	124.9
Depreciation and amortization	50.1	11.7
Gross profit	13.2	28.8
Selling and administrative expenses	0.0	0.0
Exploration expenses	0.0	3.4
Other expenses (income)	(17.1)	(0.1)
Re-evaluation adjustment - environmental provision	0.0	2.4
Results from operating activities	3.9	23.1
Arizona [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0.0	0.0
Cost of sales
Mine operating costs	0.0	0.0
Depreciation and amortization	0.0	0.0
Gross profit	0.0	0.0
Selling and administrative expenses	0.0	0.0
Exploration expenses	0.0	0.0
Other expenses (income)	8.3	0.4
Re-evaluation adjustment - environmental provision	0.0	0.0
Results from operating activities	(8.3)	(0.4)
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0.0	0.0
Cost of sales
Mine operating costs	0.0	0.0
Depreciation and amortization	0.0	0.0
Gross profit	0.0	0.0
Selling and administrative expenses	57.0	39.2
Exploration expenses	1.7	2.5
Other expenses (income)	0.5	2.6
Re-evaluation adjustment - environmental provision	0.0	0.0
Results from operating activities	$ (59.2)	$ (44.3)